Concentration of credit risk	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Concentration of credit risk

20. Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an provision for credit losses. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

For the years ended September 30, 2022, 2023 and 2024, no single customer nor supplier represent 10% or more of the Group’s total revenue and purchase.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of September 30,
	2023	2024

Percentage of the Group’s accounts receivable
Customer A	*	35%
Customer B	*	25%
Customer C	*	15%
Customer D	19%	*
Customer E	22%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of September 30,
	2023	2024

Percentage of the Group’s accounts payable
Supplier A	12%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total deferred revenues:

	As of September 30,
	2023	2024

Percentage of the Group’s deferred revenues
Customer F	*	10%
Customer G	12%	*

*	represent percentage less than 10%